Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property and Equipment, Net (Details) [Line Items]
Comprised of office campus and facilities			$ 1,828,092
Depreciation expenses	$ 128,716	$ 71,314
Japan [Member]
Property and Equipment, Net (Details) [Line Items]
Comprised of office campus and facilities	918,996
Beijing [Member]
Property and Equipment, Net (Details) [Line Items]
Comprised of office campus and facilities	$ 1,849,611